Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Senior debt:
Long-Term Debt [Line Items]
Fixed rate	€ 61,805	€ 67,920
Floating rate	13,145	12,281
Other	29,022	26,256
Subordinated debt:
Long-Term Debt [Line Items]
Fixed rate	7,312	8,212
Floating rate	0	0
Other	€ 70	€ 85